Summary of Significant Accounting Policies - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018
Investments	$ 136,875	$ 113,375
Total Investments at Fair Value	136,875	113,375
Level 1 [Member]
Investments
Total Investments at Fair Value
Level 2 [Member]
Investments	136,875	113,375
Total Investments at Fair Value	136,875	113,375
Level 3 [Member]
Investments
Total Investments at Fair Value